Long-Term Debt - Summary of Long-term Debt (Parenthetical) (Detail)	Dec. 31, 2020
Medium-term Notes [Member]
Debt Instrument [Line Items]
Weighted-average interest rate	2.61%
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Weighted-average interest rate	1.12%
Bank Notes [Member]
Debt Instrument [Line Items]
Weighted-average interest rate	1.83%